Subsequent Events - Additional Information (Detail) $ / shares in Units, ¥ in Millions				1 Months Ended
	Jan. 06, 2016 $ / shares	Nov. 11, 2015 USD ($) $ / shares	Aug. 18, 2015 USD ($)	Jan. 27, 2016 USD ($)	Jan. 27, 2016 CNY (¥)	Dec. 31, 2015	Oct. 31, 2015	Jan. 06, 2015 $ / shares	Apr. 29, 2011 USD ($)
Subsequent Event [Line Items]
Dividends payable, amount per share | $ / shares								$ 0.20
Stock repurchase program, additional authorized amount, value | $			$ 10,000,000
Share repurchase authorization | $									$ 20,000,000
Subsequent Event
Subsequent Event [Line Items]
Dividends payable, date declared		Nov. 11, 2015
Dividends payable, amount per share | $ / shares		$ 0.225
Dividends payable, date of record		Jan. 06, 2016
Ordinary shares	Four ordinary shares
Cash dividend per ordinary share | $ / shares	$ 0.90
Dividend fees to Deutsche Bank | $ / shares	$ 0.02
Dividends payable, date of record	Jan. 13, 2016
Stock repurchase program, additional authorized amount, value | $		$ 10,000,000
Share repurchase authorization | $		$ 20,000,000
Contractual arrangements, descriptions						Also in December 2015, a series of contractual arrangements was signed among Zhongxi Healthcare Education, Beijing Champion Healthcare Education Technology Co., Ltd (“Champion Healthcare Education”), a private company domiciled in the PRC owned by Zhengdong Zhu and Baohong Yin, and the shareholders of Champion Healthcare Education. These contractual arrangements include an exclusive business cooperation agreement, an equity pledge agreement, an exclusive option agreement, the powers of attorney and letter of undertaking. The purpose of this arrangement is to facilitate further development of healthcare education related services and products.
Subsequent Event | Beijing Zhongxi Champion Healthcare Education Technology Co., Ltd., ("Zhongxi Healthcare Education")
Subsequent Event [Line Items]
Date of establishment						Dec. 31, 2015
Place of establishment						PRC
Subsequent Event | Zhengbao Yucai
Subsequent Event [Line Items]
Equity interest owned							100.00%
Equity interest, percentage				60.10%	60.10%
Net proceeds received				$ 4,993,000	¥ 31.7
Subsequent Event | Zhengbao Yucai | Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology")
Subsequent Event [Line Items]
Equity interest acquired							99.73%
Subsequent Event | Zhengbao Yucai | Beijing Champion Wangge Education Technology Co Ltd ("Champion Wangge")
Subsequent Event [Line Items]
Equity interest by minority							0.27%